PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya MidCap Opportunities Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .4%
Communication Services : 5 .1%
335,801
(1)
Pinterest, Inc. - Class A
$ 12,323,896
1 .7
234,590
(1)
Roblox Corp. - Class A
9,360,141
1 .2
189,574
(1)
Trade Desk, Inc.
- Class A
16,195,307
2 .2
37,879,344
5 .1
Consumer Discretionary : 13 .4%
2,842
(1)
Chipotle Mexican Grill,
Inc.
7,641,484
1 .0
196,412  Las Vegas Sands
Corp.
10,708,382
1 .4
28,771
(1)
Lululemon Athletica,
Inc.
13,438,647
1 .8
13,371
Pool Corp.
5,323,263
0 .7
161,208
Ross Stores, Inc.
24,013,544
3 .3
95,561
(1)
Royal Caribbean
Cruises Ltd.
11,787,449
1 .6
23,679
Tractor Supply Co.
6,022,043
0 .8
37,356
(1)
Ulta Beauty, Inc.
20,492,007
2 .8
99,426,819
13 .4
Consumer Staples : 4 .3%
87,842
(1)
Celsius Holdings, Inc.
7,169,664
1 .0
79,047  Church & Dwight Co.,
Inc.
7,914,186
1 .1
39,806  Constellation Brands,
Inc. - Class A
9,892,587
1 .3
95,922
McCormick & Co., Inc.
6,605,189
0 .9
31,581,626
4 .3
Energy : 2 .9%
30,008
Cheniere Energy, Inc.
4,657,242
0 .6
100,794
Halliburton Co.
3,534,846
0 .5
91,454
Hess Corp.
13,329,420
1 .8
21,521,508
2 .9
Financials : 10 .4%
239,957  Apollo Global
Management, Inc.
26,827,193
3 .6
35,202  Arthur J Gallagher &
Co.
8,586,824
1 .2
65,280  LPL Financial
Holdings, Inc.
17,487,859
2 .4
297,120
SLM Corp.
6,189,010
0 .8
165,759  Tradeweb Markets,
Inc. - Class A
17,540,617
2 .4
76,631,503
10 .4
Health Care : 19 .2%
66,228  AmerisourceBergen
Corp.
15,603,317
2 .1
125,145
(1)
Biohaven Ltd.
6,024,480
0 .8
56,405
(1)
Charles River
Laboratories
International, Inc.
14,337,587
1 .9
132,549
(1)
Dexcom, Inc.
15,252,414
2 .1
150,295
(1)
Inari Medical, Inc.
6,931,605
0 .9
34,060
(1)
Inspire Medical
Systems, Inc.
6,098,102
0 .8
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
9,468
(1)
Mettler-Toledo
International, Inc.
$ 11,808,679
1 .6
51,490
(1)
Repligen Corp.
9,988,545
1 .4
40,733
(1)
Sarepta Therapeutics,
Inc.
5,209,751
0 .7
101,866
(1)
SpringWorks
Therapeutics, Inc.
5,017,919
0 .7
108,001
(1)
Tenet Healthcare Corp.
10,044,093
1 .4
61,522  Universal Health
Services, Inc. - Class B
10,277,865
1 .4
169,795
(1)
Viking Therapeutics,
Inc.
13,082,705
1 .8
35,748
(1)
Waters Corp.
12,062,090
1 .6
141,739,152
19 .2
Industrials : 18 .4%
61,481
AMETEK, Inc.
11,077,647
1 .5
73,418  Booz Allen Hamilton
Holding Corp.
10,844,573
1 .5
296,334
(1)
Copart, Inc.
15,750,152
2 .1
84,280
Ingersoll Rand, Inc.
7,697,292
1 .0
53,764  Rockwell Automation,
Inc.
15,327,041
2 .1
262,720
Rollins, Inc.
11,578,070
1 .6
28,289
(1)
Saia, Inc.
16,277,491
2 .2
66,821
Tetra Tech, Inc.
11,848,700
1 .6
15,542
TransDigm Group, Inc.
18,304,435
2 .5
71,596
Verisk Analytics, Inc.
17,319,072
2 .3
136,024,473
18 .4
Information Technology : 22 .3%
33,082
(1)
Cadence Design
Systems, Inc.
10,069,499
1 .4
96,194
(1)
Crowdstrike Holdings,
Inc. - Class A
31,181,285
4 .2
117,772
(1)
Datadog, Inc. - Class A
15,482,307
2 .1
96,388
Entegris, Inc.
12,950,692
1 .7
77,628
(1)
Gitlab, Inc. - Class A
5,598,531
0 .8
21,468
(1)
HubSpot, Inc.
13,284,613
1 .8
87,203
(1)(2)
Klaviyo, Inc. - Class A
2,310,879
0 .3
74,231
(1)
Lattice Semiconductor
Corp.
5,686,837
0 .8
35,101
(1)
MongoDB, Inc.
15,710,505
2 .1
21,065  Monolithic Power
Systems, Inc.
15,167,643
2 .1
17,889  Motorola Solutions,
Inc.
5,910,347
0 .8
138,392
(1)
Rambus, Inc.
8,198,342
1 .1
14,256  Roper Technologies,
Inc.
7,765,671
1 .0
51,971
(1)
Workday, Inc. - Class A
15,313,775
2 .1
164,630,926
22 .3
Materials : 2 .2%
46,745
Ashland, Inc.
4,377,202
0 .6
56,030
Avery Dennison Corp.
12,132,176
1 .6
16,509,378
2 .2

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya MidCap Opportunities Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 1 .2%
96,023
Welltower, Inc.
$ 8,849,480
1 .2
Total Common Stock
(Cost $571,056,145)
734,794,209
99 .4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .1%
Repurchase Agreements : 0 .3%
1,000,000
(3)
Daiwa Capital
Markets, Repurchase
Agreement dated
02/29/2024, 5.340%,
due 03/01/2024
(Repurchase
Amount $1,000,146,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market Value
plus accrued interest
$1,020,000, due
04/11/24-03/01/54)
1,000,000
0 .1
1,000,000
(3)
Deutsche Bank
Securities Inc.,
Repurchase
Agreement dated
02/29/2024, 5.300%,
due 03/01/2024
(Repurchase
Amount $1,000,145,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.500%, Market Value
plus accrued interest
$1,020,000, due
06/01/36-10/15/62)
1,000,000
0 .1
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
331,302
(3)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
02/29/2024, 5.320%,
due 03/01/2024
(Repurchase
Amount $331,350,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $337,928, due
03/12/24-02/15/54)
$ 331,302
0 .1
Total Repurchase
Agreements
(Cost $2,331,302)
2,331,302
0 .3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0 .8%
5,459,000
(4)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $5,459,000) $ 5,459,000 0 .8
Total Short-Term
Investments
(Cost $7,790,302)
7,790,302
1 .1
Total Investments in
Securities
(Cost $578,846,447) $ 742,584,511 100 .5
Liabilities in Excess
of Other Assets (3,709,403) (0.5)
Net Assets $ 738,875,108 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
3
Voya MidCap Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 734,794,209 $ — $ — $ 734,794,209
Short-Term Investments 5,459,000 2,331,302 — 7,790,302
Total Investments, at fair value $ 740,253,209 $ 2,331,302 $ — $ 742,584,511
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 172,802,940
Gross Unrealized Depreciation (9,064,875)
Net Unrealized Appreciation $ 163,738,065